FAIR VALUE MEASUREMENTS - Schedule of key inputs into the Monte Carlo model for the Earnout liability (Details)	Sep. 30, 2024 $ / shares	Jun. 30, 2024 $ / shares	Feb. 09, 2024 $ / shares
Market price of public shares
FAIR VALUE MEASUREMENTS
Earnout liability	0.21	1.04	10.26
Revenue volatility
FAIR VALUE MEASUREMENTS
Earnout liability	0.15	0.15	0.15
Discount rate
FAIR VALUE MEASUREMENTS
Earnout liability	0.0961	0.0969	0.995